                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ Amy Rosenow            Chicago, Illinois   November 3, 2011
   -------------------------------    -----------------   ----------------
            [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 14
                                        --------------------

Form 13F Information Table Value Total: 198,344
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                 COLUMN
              COLUMN 1       COLUMN 2  COLUMN 3     4         COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- -------------------
                               TITLE              VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
       NAME OF ISSUER        OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ACCURIDE CORP NEW               COM   00439T206    9,242 1,805,099 SH         OTHER        *         1,805,099
                                NEW
AMERICAN EAGLE OUTFITTERS NE    COM   02553E106   11,790 1,006,000 SH         OTHER        *         1,006,000
CHILDRENS PL RETAIL STORES I    COM   168905107   25,906   556,753 SH         OTHER        *           556,753
CONSOL ENERGY INC               COM   20854P109   15,404   454,000 SH         OTHER        *           454,000
ISHARES TR                    RUSSELL 464287655    6,552   101,900 SH         OTHER        *           101,900
                               2000
KOHLS CORP                      COM   500255104   25,933   528,157 SH         OTHER        *           528,157
MICROSOFT CORP                  COM   594918104   15,509   623,100 SH         OTHER        *           623,100
MINERALS TECHNOLOGIES INC       COM   603158106   17,333   351,788 SH         OTHER        *           351,788
PACKAGING CORP AMER             COM   695156109   18,631   799,599 SH         OTHER        *           799,599
RELIANCE STEEL & ALUMINUM CO    COM   759509102      626    18,408 SH         OTHER        *            18,408
ROCK-TENN CO                   CL A   772739207   12,719   261,285 SH         OTHER        *           261,285
SANDERSON FARMS INC             COM   800013104   12,240   257,684 SH         OTHER        *           257,684
SIGNET JEWELERS LIMITED         SHS   G81276100   18,709   553,509 SH         OTHER        *           553,509
WABCO HLDGS INC                 COM   92927K102    7,750   204,700 SH         OTHER        *           204,700

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.